Investments in Associates and Joint Ventures - Summarized Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments in associates and joint ventures [Line Items]
Assets	₩ 92,298,890	₩ 79,683,676
Liabilities	37,584,924	32,080,153
Equity (deficit)	54,713,966	47,603,523	₩ 47,763,298	₩ 46,672,614
Sales	76,009,201	57,466,678	64,785,709
Net income (loss)	7,175,982	1,748,492	2,038,165
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	470,330	446,067	474,387
Liabilities	185,622	190,289	170,678
Equity (deficit)	284,708	255,778	303,709
Sales	172,441	112,173	216,648
Net income (loss)	28,699	(15,603)	32,334
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	400,339	473,415	516,659
Liabilities	574	575	786
Equity (deficit)	399,765	472,840	515,873
Net income (loss)	5,411	8,534	7,479
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	2,301,783	1,169,343
Liabilities	1,620,752	700,266
Equity (deficit)	681,031	469,077
Net income (loss)	(6,226)	(5,994)
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	628,075	592,568	677,508
Liabilities	236,726	238,971	357,843
Equity (deficit)	391,349	353,597	319,665
Sales	869,815	698,712	738,977
Net income (loss)	75,125	39,826	63,269
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	251,158	251,190	250,364
Liabilities	79,042	79,182	78,589
Equity (deficit)	172,116	172,008	171,775
Sales	17,962	17,075	17,591
Net income (loss)	2,388	2,513	2,576
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	616,111	609,815	610,089
Liabilities	528,683	516,963	492,620
Equity (deficit)	87,428	92,852	117,469
Sales	327,534	222,066	313,438
Net income (loss)	(5,424)	(24,617)	(24,677)
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	305,166	158,679
Liabilities	42,052	2,534
Equity (deficit)	263,114	156,145
Net income (loss)	(2,137)	(1,714)
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	176,458	172,088	164,708
Liabilities	99,112	106,611	108,441
Equity (deficit)	77,346	65,477	56,267
Sales	113,706	85,158	85,537
Net income (loss)	11,868	(2,930)	(1,536)
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets			1,014,410
Liabilities			951,321
Equity (deficit)			63,089
Sales			50,575
Net income (loss)			(36,449)
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	56,418	54,832	53,019
Liabilities	21,740	27,111	22,971
Equity (deficit)	34,678	27,721	30,048
Sales	45,543	6,672	17,824
Net income (loss)	6,957	(2,326)	1,497
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets			50,479
Liabilities			1,062
Equity (deficit)			49,417
Sales			2,841
Net income (loss)			3,502
Domestic [member] | KONES, Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets			1,950
Liabilities			1,648
Equity (deficit)			302
Sales			4,416
Net income (loss)			(966)
Domestic [member] | Pospower Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets			707,051
Liabilities			199,846
Equity (deficit)			507,205
Net income (loss)			(5,294)
Domestic [member] | NEXTRAIN Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		303,359	136,203
Liabilities		74,738	7,322
Equity (deficit)		228,621	128,881
Net income (loss)		(2,636)	(509)
Domestic [member] | Keystone NO. 1. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets			187,156
Liabilities			138,219
Equity (deficit)			48,937
Sales			18,342
Net income (loss)			(887)
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	105,169	104,933
Liabilities		5
Equity (deficit)	105,169	104,928
Sales	11,910	12,280
Net income (loss)	11,110	6,694
Domestic [member] | Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway co., ltd.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	217,888	98,510
Liabilities	95,005	34,360
Equity (deficit)	122,883	64,150
Net income (loss)	(929)	(920)
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	9,165,759	9,271,788	11,143,705
Liabilities	2,227,659	2,161,353	5,718,152
Equity (deficit)	6,938,100	7,110,435	5,425,553
Sales	8,839,084	5,993,950	5,037,471
Net income (loss)	3,740,696	2,299,529	1,660,577
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	787,383	707,247	752,617
Equity (deficit)	787,383	707,247	752,617
Net income (loss)	52,451	25,406	47,521
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	194,022	118,676	268,139
Liabilities	57,430	9,875	36,857
Equity (deficit)	136,592	108,801	231,282
Sales	165,224	32,854	167,022
Net income (loss)	104,507	16,887	112,949
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	727,958	873,174	969,280
Liabilities	324,222	534,961	637,478
Equity (deficit)	403,736	338,213	331,802
Sales	2,044,978	1,252,189	1,145,794
Net income (loss)	25,165	7,856	1,704
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	3,631,856	4,924,371	5,703,501
Liabilities	2,068,847	2,294,881	4,202,704
Equity (deficit)	1,563,009	2,629,490	1,500,797
Sales	749,634	204,820	638,797
Net income (loss)	636,113	(772,396)	(504,077)
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	3,777,391	3,142,831	3,959,365
Liabilities	3,542,398	3,657,314	4,249,083
Equity (deficit)	234,993	(514,483)	(289,718)
Sales	2,570,010	1,402,742	1,623,843
Net income (loss)	653,370	(623,381)	(465,853)
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	502,645
Liabilities	261,765
Equity (deficit)	240,880
Sales	482,696
Net income (loss)	3,272
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,604,624	1,515,828	1,808,529
Liabilities	651,751	719,745	906,254
Equity (deficit)	952,873	796,083	902,275
Sales	439,974	458,806	555,075
Net income (loss)	192,322	183,465	254,582
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,677,096	1,599,095
Liabilities	1,084,900	1,086,440
Equity (deficit)	592,196	512,655
Sales	366,205	336,174
Net income (loss)	119,863	121,644
Foreign [member] | 9404-5515 Quebec Inc.
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,317,335	1,197,702	1,276,857
Liabilities	3	3	1
Equity (deficit)	1,317,332	1,197,699	1,276,856
Net income (loss)	173,763	105,411	95,306
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,348,138
Liabilities	1,021,630
Equity (deficit)	326,508
Sales	243,611
Net income (loss)	(64,143)
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	475,751	445,140	471,377
Liabilities	307,570	308,885	331,194
Equity (deficit)	168,181	136,255	140,183
Sales	328,570	223,427	245,509
Net income (loss)	31,688	(8,353)	2,432
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	157,060	211,497	232,935
Liabilities	357	353	147
Equity (deficit)	156,703	211,144	232,788
Sales	47,843	40,086	69,577
Net income (loss)	45,724	38,370	67,507
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	209,172	199,841	222,266
Liabilities	132,917	139,264	158,451
Equity (deficit)	76,255	60,577	63,815
Sales	20,288	20,272	18,163
Net income (loss)	6,946	7,057	(6,233)
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	92,850	71,805	65,413
Liabilities	31,260	21,486	15,232
Equity (deficit)	61,590	50,319	50,181
Sales	174,511	104,537	101,101
Net income (loss)	5,193	(237)	28
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	89,809	68,036	61,847
Liabilities	54,517	38,843	33,989
Equity (deficit)	35,292	29,193	27,858
Sales	117,461	78,954	77,371
Net income (loss)	2,595	1,156	327
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	129,618	72,001	73,604
Liabilities	72,965	16,812	17,765
Equity (deficit)	56,653	55,189	55,839
Sales	28,488	3,236	641
Net income (loss)	₩ (4,680)	₩ (1,086)	153
Foreign [member] | PT. Batutua Tembaga Raya [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets			423,608
Liabilities			392,226
Equity (deficit)			31,382
Sales			112,568
Net income (loss)			₩ (28,360)